Other intangible assets (Details) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2021 INR (₨)		Mar. 31, 2021 USD ($)	Mar. 31, 2020 INR (₨)
Disclosure of detailed information about intangible assets [line items]
Beginning balance		₨ 27,659			₨ 44,367
Ending balance		35,648		$ 487	27,659
Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		91,096			85,571
Additions		6,411	[1]		1,806
Assets acquired through business combinations	[2]	14,888
Disposals/De-recognitions		(192)			(815)
Effect of changes in foreign exchange rates		(900)			4,534
Ending balance		111,303			91,096
Accumulated amortization and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(63,437)			(41,204)
Amortization for the year		4,269			3,832
Impairment loss		8,542			16,757
Disposals/De-recognitions		192			750
Effect of changes in foreign exchange rates		(401)			2,394
Ending balance		(75,655)			(63,437)
Product related intangibles [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		25,799			42,394
Ending balance		33,781			25,799
Product related intangibles [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		87,330			81,971
Additions		6,107	[1]		1,641
Assets acquired through business combinations	[2]	14,888
Disposals/De-recognitions		(192)			(814)
Effect of changes in foreign exchange rates		(900)			4,532
Ending balance		107,233			87,330
Product related intangibles [member] | Accumulated amortization and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(61,531)			(39,577)
Amortization for the year		3,972			3,554
Impairment loss		8,542			16,757
Disposals/De-recognitions		192			749
Effect of changes in foreign exchange rates		(401)			2,392
Ending balance		(73,452)			(61,531)
Others [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		1,860			1,973
Ending balance		1,867			1,860
Others [Member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		3,766			3,600
Additions		304	[1]		165
Disposals/De-recognitions		0			(1)
Effect of changes in foreign exchange rates		0			2
Ending balance		4,070			3,766
Others [Member] | Accumulated amortization and impairment [member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(1,906)			(1,627)
Amortization for the year		297			278
Impairment loss		0			0
Disposals/De-recognitions					1
Effect of changes in foreign exchange rates		0			2
Ending balance		₨ (2,203)			₨ (1,906)

[1]	The Company entered into a definitive agreement with Glenmark Pharmaceuticals Limited to acquire marketing authorizations and other rights of select brands in four “Emerging Markets” countries. The acquired brands represent two products, (a) a mometasone mono product and (b) a combination of mometasone with azelastine, and are indicated for the treatment of seasonal and perennial allergic rhinitis. The total consideration paid was Rs.1,516. Following the principles of IAS 38, the Company recognized the acquired brands at their acquisition cost. The acquisition pertains to the Company’s Global Generics segment.
[2]	Refer to Note 6 of these consolidated financial statements for further details.